Contingent Liabilities and Commitments	6 Months Ended
Jun. 30, 2018
Disclosure of contingent liabilities [Abstract]
Contingent Liabilities And Commitments

43.	CONTINGENT LIABILITIES AND COMMITMENTS

(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Confirmed guarantees
Guarantee for loans	141,193	157,299
Acceptances	333,365	320,519
Guarantees in acceptances of imported goods	106,675	108,238
Other confirmed guarantees	5,981,767	6,288,965

Sub-total	6,563,000	6,875,021

Unconfirmed guarantees
Local letter of credit	365,302	383,117
Letter of credit	3,207,797	3,637,787
Other unconfirmed guarantees	936,971	505,689

Sub-total	4,510,070	4,526,593

Commercial paper purchase commitments and others	1,299,503	1,458,101

Total	12,372,573	12,859,715

(2)	Details of loan commitments and others are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Loan commitments	98,251,006	80,760,325
Other commitments	5,942,784	4,546,090

(3)	Litigation case

Legal cases where the Group is involved are as follows (Unit: Korean Won in millions):

	June 30, 2018		December 31, 2017
	As plaintiff	As defendant	As plaintiff	As defendant
Number of cases (*)	68 cases	161 cases	83 cases	155 cases
Amount of litigation	443,234	256,147	413,267	244,767
Provisions for litigations		19,887		9,277

(*)	The number of lawsuits as of June 30, 2018 and December 31, 2017 does not include fraud lawsuits, etc. and those lawsuits that are filed only to extend the statute of limitation.

(4)	Other

The Group provides settlement services for payments in Korean Won to facilitate trade transactions between Korea and Iran. In connection with these services, the Group is currently being investigated by US government agencies including US prosecutors (United States Attorney’s Office and New York State Attorney General’s Office) as to whether the Group has violated United States laws by participating in prohibited transactions involving countries sanctioned by the US.